LEASES - Lease income in operating lease (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
LEASES
Lease income relating to lease payments	₫ 341,296	$ 14,024,902	₫ 233,817	₫ 26,387
Lease income relating to variable lease payments not included in the measurement of the lease receivable	₫ 41,617	$ 1,710,171	₫ 67,272	₫ 14,065